VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

VALUATION AND QUALIFYING ACCOUNTS

YEARS ENDED DECEMBER 31, 2020 AND 2019

($ in thousands)

		Additions
	Balance at	(Reductions)	(1)	Balance at
	Beginning	Charged to	Deductions	end
Description	of Period	Operations	Other	of Period
2019
Allowance for doubtful accounts	$-	-	25	$25
Allowance for doubtful notes	$869	-	-	$869
Tax valuation allowance (2)	$11,031	-	5,996	$17,027

2020
Allowance for doubtful accounts	$25	-	250	$275
Allowance for doubtful notes	$869	-	-	$869
Tax valuation allowance	$17,027	-	6,657	$23,684

(1)	Includes payments and actual write offs, as well as changes in estimates in the reserves.
(2)	Opening balance has been adjusted to reflect the impact of the immaterial revision described in Note 1.